Advances from FHLB (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Advances from FHLB
Federal Home Loan Bank of New York stock	$ 1,150	$ 1,262
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	The Company can borrow on an overnight or a term basis from the FHLB. The Company's overall credit exposure at the FHLB cannot exceed 50% of its total assets, subject to certain limitations based on the underlying loans pledged as collateral
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 0	$ 0